Trade and Other Payables (Details) - Schedule of Trade and Other Payables - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Trade and Other Payables [Abstract]
Trade creditors	$ 1,716,135	$ 2,689,098
Accrued research and development expenses	1,458,310	2,066,500
Accrued professional fees	222,126	185,362
Other accrued expenses	87,223	107,929
Other payables	33,914	57,622
Total	$ 3,517,708	$ 5,106,511